Prepaid Expenses and Other Assets, Net - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Prepaid Expenses and Other Assets [Abstract]
Deposit for long term investment	[1]	$ 3,000,000	$ 3,000,000
Rental deposit		9,187	9,252
Prepayment		106,216	4,888
Amount due from Prestige Financial Holdings Group Limited (“PFHL”)	[2]	1,673,472	1,685,300
Amount due from Prestige Securities Limited (“PSL”).	[3]	15,312	15,420
Others		2,315
Less: allowance for current expected credit losses		(4,688,799)	(4,700,734)
Total		117,703	14,126
Prepaid expenses and other assets, current		$ 117,703	$ 14,126

[1]	The balance as of March 31, 2026 mainly comprised of a deposit payment of US$3 million cash to the acquisition target investee from September 2024. After the payment, during the due diligence and negotiation process the Group noted that the potential transaction did not meet its initial expectation. As such, the Group decided to cancel this potential transaction. As of March 31, 2026, the Group has booked full allowance of prepaid deposit for acquisition of US$3 million.
[2]	The balances as of March 31, 2026 mainly represented the balances due from PFHL, a former related party, for its operation purpose, which were due upon request. On December 7, 2024, the Group received a letter and was informed that PFHGL was in liquidation by an Order made by the Eastern Caribbean Supreme Court in the British Virgin Islands since December 2, 2024. As of the date of this report, the Group was still in the process of collection. During the year ended September 30, 2024, the Group provided a full allowance for credit losses, as the credit risk was perceived as remote. As of March 31, 2026, the allowance for credit losses were $1,673,472. PFHGL is no longer a related party since December 2024.
[3]	The balances as of March 31, 2026 mainly represented the balances due from PSL, a former related party, for its operation purpose, which were due upon request. The Group leases the office premises to PSL under non-cancelable operating leases with an expiration date on June 30, 2025. The monthly rental expense is HK$10,000. As of September 30, 2024, the Group provided full allowance for the credit losses accordingly considering the status of PFHGL. As of March 31, 2026, the allowance for credit losses were $15,312. PSL is no longer a related party since December 2024.